Stockholders' Equity	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Equity [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
9. Stockholders’ Equity

The Company has authorized 100,000,000 shares of common stock, $0.01 par value, of which 22,047,531 shares were issued and outstanding as of December 31, 2016.

Restricted Stock Awards

On August 11, 2016, management and employees of Subsidiary in conjunction with the incorporation on July 22, 2016 received 12,209,677 shares of common stock as adjusted for the Recapitalization exchange ratio of 4.13607. These shares are subject to a Company option to buy back the shares at the original cash consideration paid, which totaled $2,952 or approximately $0.0002 per share. A total of 7,966,070 shares were subject to the Company buy back right as of August 1, 2016 and 4,094,708 were made subject to the Company buy back right on November 4, 2016 in conjunction with the Recapitalization. The employees vest their ownership in these shares over a three-year period beginning August 1, 2016 with one-third vesting on August 1, 2017 and the balance monthly over the remaining two years. The fair value of these shares of Subsidiary stock was estimated on the date of the award using the exchange value used by Integrated and the Subsidiary to establish the relative voting control ratio in the Recapitalization (See Note 8). Because these shares require continued service to the Company the estimated fair value is recognized as compensation expense over the vesting period of the award.

On October 13, 2016, Subsidiary granted 62,041 shares of common stock to an employee. On October 16, 2016 an additional 245,434 shares of Subsidiary common stock were granted to a director. The fair value of these shares of Subsidiary stock was estimated on the date of the awards based on the quoted closing stock price on November 4, 2016 since the Recapitalization was pending. These shares are subject to a Company option to buy back the shares at the original cash consideration paid.

As a condition of the Recapitalization, a total of 4,094,708 shares were required to be placed into an escrow arrangement for purposes of enforcement of the Company option to buy back shares for the balance of the three-year service period. A total of 4,381,003 shares, which includes 35% of the 4,094,708 shares added to the buy back option, are escrowed and subject to a performance condition requiring the Company to achieve certain operating metrics regarding monthly unique users by December 31, 2017. Pursuant to a negotiated schedule the performance condition can be satisfied in partial increments up to the full number of shares escrowed. The Company uses a Monte Carlo simulation model to determine the number of shares expected to be released from the performance condition escrow. At December 31, 2016 it was estimated that 72.5% of the shares subject to the performance condition will be released. Pursuant to FASB ASC 718, escrowed share arrangements in a capital raising transaction are considered to be compensatory, as such, the shares subject to these escrow provisions were remeasured as of November 4, 2016, the date of the Recapitalization. The estimated fair value of these shares was determined based on the quoted closing stock price on November 4, 2016. Because these shares require continued service to the Company the estimated fair value is recognized as compensation expense over the vesting period of the award.

Restricted stock award activity for the period from July 22, 2016 (Inception) to December 31, 2016 was as follows:
				Weighted-
		Shares		Average
	Shares	Remeasured		Price
Stock awards granted at Inception	12,209,677			0.20
Granted October 13, 2016	62,041			0.70
Granted October 16, 2016	245,434			0.70
Remeasurement at November 4, 2016	-	5,837,788	*	0.43
Vested	-			-
Forfeited	-			-
	-
Unvested at December 31, 2016	12,517,152			0.41

Expected to vest after December 31, 2016	12,517,152			0

*
The number of shares Remeasured as of November 4, 2016 reflect the effect of the Monte Carlo simulation determination of the estimated number of shares expected to be released from the performance condition escrow. This estimate will be reevaluated at each quarter end until the final outcome of the performance condition is satisfied on December 31, 2017.

At December 31, 2016, total compensation cost related to restricted stock awards but not yet recognized was $3,953,000. This cost will be amortized on a straight-line method over a period of approximately 2.6 years.

Stock Options

On December 19, 2016, the Company’s Board of Directors approved the 2016 Stock Incentive Plan (“Plan”) and reserved 1,670,867 shares of common stock for issuance under the Plan, including options and restricted performance stock awards. The Plan is administered by the Board of Directors and there were no grants prior to the formation of the Plan. Shares of common stock that are issued under the Plan or subject to outstanding incentive awards will be applied to reduce the maximum number of shares of common stock remaining available for issuance under the Plan, provided, however, that that shares subject to an incentive award that expire will automatically become available for issuance. Options issued under the Plan may have a term of up to ten years and may have variable vesting provisions.

The estimated fair value of stock-based awards is recognized as compensation expense over the vesting period of the award. The fair value of restricted stock awards is determined based on the number of shares granted and the quoted price of the Company’s common stock on the date of grant. The fair value of stock option awards are estimated at the grant date as calculated using the Black-Scholes option-pricing model. The Black-Scholes model requires various highly judgmental assumptions including expected volatility and option life. The fair values of our stock option grants were estimated with the following average assumptions:

The fair value of stock options granted during 2016 were estimated with the following assumptions:

2016
Expected life	6.0 years
Risk-free interest rate	2.17%
Expected annual volatility	113.79%
Dividend yield	0.00%

For the period from July 22, 2016 (Inception) to December 31, 2016 option activity was as follows:

			Weighted
			Average
		Weighted	Remaining	Average
	Number of	Average	Contractual	Intrinsic
	Shares	Exercise Price	Life (in years)	Value

Outstanding at July 22, 2016 (Inception)	-	-	-
Assumed through Recapitalization	175,000	0.17	2.38
Granted	100,137	1.02	9.99
Exercised	-	-
Forfeited	-	-

Outstanding at December 31, 2016	275,137	0.48	5.15	157,000

Vested and expected to vest at December 31, 2016	275,137	0.48	5.15	157,000

Exercisable at December 31, 2016	175,000	0.17	2.38	154,000

The Company has granted 100,137 options under the Plan at an exercise price of $1.02 per share, with an expiration of December 28, 2026, and vests over three years. None of these options are yet vested. In 2016, the Company recorded stock-based compensation of $5,542 related to this grant. At December 31, 2016, total compensation cost related to stock option granted under the Plan but not yet recognized was $82,816. This cost will be amortized on a straight-line method over a period of approximately 2.8 years. The aggregate intrinsic value represents the difference between the exercise price of the underlying options and the quoted price of our common stock for the number of options that were in-the-money at year end.

In addition, the Company assumed 175,000 fully-vested options in connection with the Recapitalization with an exercise price of $0.17 per share which expire on May 15, 2019.

The following table summarizes certain information about stock options:

2016

Weighted average grant-date fair value for options granted during the year	$0.88

Vested options in-the-money at December 31, 2016	175,000

Aggregate intrinsic value of options exercised during the year	$-

The following table summarizes the common shares reserved for future issuance under the Plan:

Stock options outstanding	100,137
Stock options available for future grant	1,570,730
1,670,867

Common Stock Warrants – Channel Partner Program

On December 19, 2016, the Company’s Board of Directors approved a program to be administered by management that authorized the Company to issue up to 5,000,000 common stock warrants to provide equity incentive to its Channel Partners to motivate and reward them for their services to the Company and to align the interests of the Channel Partners with those of stockholders of the Company.

Weighted
Average
		Weighted	Remaining	Average
	Number of	Average	Contractual	Intrinsic
	Shares	Exercise Price	Life (in years)	Value

Outstanding at July 22, 2016 (Inception)	-	-	-
Granted	350,000	1.05	4.98
Exercised	-	-
Forfeited	-	-

Outstanding at December 31, 2016	350,000	1.05	4.98	-

Vested and expected to vest at December 31, 2016	239,000	1.05	4.98	-

Exercisable at December 31, 2016	-	-	-	-

In December 2016, the Company issued 350,000 common stock warrants to six of the Channel Partners. The warrants have a performance condition and vest over three years and expire in five years from issuance. The exercise prices range from $0.95 to $1.09 with a weighted average of $1.05. The performance conditions are generally based on the average number of unique visitors on the Channel operated by the Channel Partner generated during the period from July 1, 2017 to December 31, 2017 or the revenue generated during the period from issuance date through June 30, 2019. Equity grants with performance conditions that do not have sufficiently large disincentive for non-performance may be measures at fair value that is not fixed until performance is complete. The Company recognizes expense for equity based payments to non-employees as the services are received. The Company has specific objective criteria, such as the date of launch of a Channel on the Company’s platform, for determination of the period over which services are received and expense is recognized.

The Company uses a Monte Carlo simulation model to determine the number of shares expected to be earned by Channel Partners based on performance obligations to be satisfied over a defined period which will commence at the launch of a Channel on the Company’s platform. As of December 31, 2016, the Monte Carlo simulation determined that an estimated 239,000 shares will be earned. The estimate will be reevaluated each quarter end until the final outcome of the performance condition is satisfied on December 31, 2017. The Company did not record compensation related to Channel Partner warrants in 2016.

In accordance with the Investment Banking Advisory Agreement more fully described in Note 11, Integrated issued warrants to MDB Capital Group, LLC to purchase 1,169,607 shares of Parent common stock. The warrants have an exercise price of $0.20 per share and expire on November 4, 2021. The aggregate intrinsic value of the warrants at December 31, 2016 is $994,000.

Common Stock to be Issued

The Company agreed to compensate its four non-management directors by issuing common stock in addition to cash for services rendered in 2016. Two of these directors are affiliated with the advisory service s firm that provided investment banking services to the Company. The number of shares issued to each director was determined based upon the equivalent cash compensation accrued divided by the quoted closing price of the Company’s common stock on the date the compensation is fully earned each quarter, which is the last day of such quarter. The Company recorded stock-based compensation of $6,250 for the period subsequent to the Recapitalization, which is recorded as common stock to be issued.

Stock-based Compensation

The impact on our results of operations of recording stock-based compensation expense was as follows:

	Restricted		Channel	Common
	Stock at	Stock	Partner	Stock to
	Inception	Options	Warrants	be Issued	Total
Research and development	67,842	-	-	-	67,842
General and administrative	1,026,135	5,542	-	6,250	1,037,927
	1,093,977	5,542	-	6,250	1,105,769

In addition, during 2016 stock-based compensation totaling $139,375 during the application and development stage was capitalized for website development.

Restricted
Stock

Capitalized website development costs	139,375

9. Stockholders’ Equity

The Company has authorized 100,000,000 shares of common stock, $0.01 par value, of which 25,983,461 shares were issued and outstanding as of June 30, 2017. The Company’s Directors and Officers hold 11,290,768 or 43.5% of the issued and outstanding shares.

Restricted Stock Awards

On August 11, 2016, management and employees of Subsidiary in conjunction with the incorporation on July 22, 2016, received 12,209,677 shares of common stock as adjusted for the Recapitalization exchange ratio of 4.13607. These shares are subject to a Company option to buy back the shares at the original cash consideration paid, which totaled $2,952 or approximately $0.0002 per share. A total of 7,966,070 shares were subject to the Company buy back right as of August 1, 2016, and 4,094,708 were made subject to the Company buy back right on November 4, 2016, in conjunction with the Recapitalization. The employees vest their ownership in these shares over a three-year period beginning August 1, 2016, with one-third vesting on August 1, 2017, and the balance monthly over the remaining two years. The fair value of these shares of Subsidiary stock was estimated on the date of the award using the exchange value used by Integrated and the Subsidiary to establish the relative voting control ratio in the Recapitalization (See Note 8 Recapitalization). Because these shares require continued service to the Company the estimated fair value is recognized as compensation expense over the vesting period of the award.

On October 13, 2016, Subsidiary granted 62,041 shares of common stock to an employee. On October 16, 2016, an additional 245,434 shares of Subsidiary common stock were granted to a director. The fair value of these shares of Subsidiary stock was estimated on the date of the awards based on the quoted closing stock price on November 4, 2016, since the Recapitalization was pending. These shares are subject to a Company option to buy back the shares at the original cash consideration paid.

As a condition of the Recapitalization, a total of 4,094,708 shares were required to be placed into an escrow arrangement for purposes of enforcement of the Company option to buy back shares for the balance of the three-year service period. A total of 4,381,003 shares, which includes 35% of the 4,094,708 shares added to the buyback option, are escrowed and subject to a performance condition requiring the Company to achieve certain operating metrics regarding monthly unique users by December 31, 2017. Pursuant to a negotiated schedule the performance condition can be satisfied in partial increments up to the full number of shares escrowed. The Company uses a Monte Carlo simulation model to determine the number of shares expected to be released from the performance condition escrow.

Pursuant to FASB ASC 718, escrowed share arrangements in a capital raising transaction are considered to be compensatory, as such, the shares subject to these escrow provisions were re-measured as of November 4, 2016, the date of the Recapitalization. The estimated fair value of these shares was determined based on the quoted closing stock price on November 4, 2016. Because these shares require continued service to the Company the estimated fair value is recognized as compensation expense over the vesting period of the award.

At December 31, 2016, it was estimated that 72.5% of the shares subject to the performance condition will be released. At June 30, 2017, the expected achievement of the performance condition was reevaluated and it was determined that the shares estimated to be released had increased to 100%.

Restricted stock award activity for the period from July 22, 2016 (Inception) to June 30, 2017, including the reevaluation of the shares estimated to be release, was as follows:

	Shares	Shares Remeasured		Weighted- Average Price
Stock awards granted at Inception	12,209,677			$0.20
Granted October 13, 2016	62,041			0.70
Granted October 16, 2016	245,434			0.70
Remeasurement at November 4, 2016	-	5,837,788	*	0.43
Vested	-			-
Reevaluation of shares expected to be released as of March 31, 2017	-	1,007,633	*	0.06
Reevaluation of shares expected to be released as of June 30, 2017	-	197,145	*	0.01
Unvested at June 30, 2017	12,517,152			$0.48

Expected to vest after June 30, 2017	12,517,152			$0.48

*
The number of shares Remeasured as of November 4, 2016, March 31, 2017 and June 30, 2017 reflect the effect of the Monte Carlo simulation determination of the estimated number of shares expected to be released from the performance condition escrow. This estimate will be reevaluated at each quarter end until the final outcome of the performance condition is satisfied on December 31, 2017.

At June 30, 2017, total compensation cost related to restricted stock awards but not yet recognized was $3,835,000. This cost will be amortized on a straight-line method over a period of approximately 2.1 years.

Stock Options

On December 19, 2016, the Company’s Board of Directors approved the 2016 Stock Incentive Plan (“Plan”) and reserved 1,670,867 shares of common stock for issuance under the Plan, including options and restricted performance stock awards. On June 28, 2017, the Board of Directors approved an increase in the total number of shares reserved from 1,670,867 to 3,000,000. The Plan is administered by the Board of Directors, and there were no grants prior to the formation of the Plan. Shares of common stock that are issued under the Plan or subject to outstanding incentive awards will be applied to reduce the maximum number of shares of common stock remaining available for issuance under the Plan, provided, however, that that shares subject to an incentive award that expire will automatically become available for issuance. Options issued under the Plan may have a term of up to ten years and may have variable vesting provisions.

The estimated fair value of stock-based awards is recognized as compensation expense over the vesting period of the award. The fair value of restricted stock awards is determined based on the number of shares granted and the quoted price of the Company’s common stock on the date of grant. The fair value of stock option awards are estimated at the grant date as calculated using the Black-Scholes option-pricing model. The Black-Scholes model requires various highly judgmental assumptions including expected volatility and option life. The fair values of our stock option grants were estimated with the following average assumptions:

The fair value of stock options granted during the period ended June 30, 2017 were estimated with the following assumptions:

	First Quarter	Second Quarter
Expected life in years	6.0	5.9
Risk-free interest rate	2.13%	1.97%
Expected annual volatility	114.20%	117.87%
Dividend yield	0.00%	0.00%

For the six months ended June 30, 2017 stock option activity was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Average Intrinsic Value

Outstanding at January 1, 2017	275,137	$0.48	5.15
			.
Granted	1,779,000	1.37	9.79
Exercised	-	-
Forfeited	(50,000)	(1.23)

Outstanding at June 30, 2017	2,004,137	$1.25	9.16	$498,300

Vested and expected to vest at June 30, 2017	20,044,137	$1.25	9.16	$498,300

Exercisable at June 30, 2017	195,000	$0.28	2.70	$238,750

The Company has granted 1,879,137 options under the Plan. None of these options are yet vested. In the three and six months ended June 30, 2017, the Company recorded stock-based compensation of $200,014 and $217,292, respectively related to the grants. Of the total stock-based compensation in the three months, $176,017 was expensed in General and Administrative expenses and $23,998 was capitalized as Website Development Costs. Of the total stock-based compensation in the six months, $191,513 was expensed in General and Administrative expenses and $25,779 was capitalized as Website Development Costs.

At June 30, 2017, total compensation cost related to stock options granted under the Plan but not yet recognized was $1,699,000. This cost will be amortized on a straight-line method over a period of approximately 2.41 years. The aggregate intrinsic value represents the difference between the exercise price of the underlying options and the quoted price of our common stock for the number of options that were in-the-money at June 30, 2017.

In addition, the Company assumed 175,000 fully-vested options in connection with the Recapitalization with an exercise price of $0.17 per share which expire on May 15, 2019.

The following table summarizes certain information about stock options for the six months ended June 30, 2017:

Weighted average grant-date fair value for options granted during the year	$1.37

Vested options in-the-money at June 30, 2017	175,000

Aggregate intrinsic value of options exercised during the year	$-

The following table summarizes the common shares reserved for future issuance under the Plan:

Stock options outstanding under the Plan	1,829,137
Stock options available for future grant	1,170,863
3,000,000

Common Stock Warrants – Channel Partner Program

On December 19, 2016, the Company’s Board of Directors approved a program to be administered by management that authorized the Company to issue up to 5,000,000 common stock warrants to provide equity incentive to its Channel Partners to motivate and reward them for their services to the Company and to align the interests of the Channel Partners with those of stockholders of the Company.

The following table summarizes the activity in Channel Partner Warrants during the six months ended June 30, 2017:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Average Intrinsic Value

Outstanding at January 1, 2017	350,000	$1.05	4.75
Granted	2,674,500	1.33	4.72
Exercised	-	-	-
Forfeited	-	-	-

Outstanding at June 30, 2017	3,024,500	$1.30	4.70	$817,000

Vested and expected to vest at June 30, 2017	1,319,000	$1.30	4.70	$361,000

Exercisable at June 30, 2017	-	-	-	-

In the six months ended June 30, 2017, the Company issued 2,674,500 common stock warrants to Channel Partners. The warrants have a performance condition and vest over three years and expire in five years from issuance. The exercise prices range from $1.05 to $1.90 with a weighted average of $1.33. The performance conditions are generally based on the average number of unique visitors on the Channel operated by the Channel Partner generated during the period from July 1, 2017, to December 31, 2017, or the revenue generated during the period from issuance date through June 30, 2019. Equity grants with performance conditions that do not have sufficiently large disincentive for non-performance may be measured at fair value that is not fixed until performance is complete. The Company recognizes expense for equity based payments to non-employees as the services are received. The Company has specific objective criteria, such as the date of launch of a Channel on the Company’s platform, for determination of the period over which services are received and expense is recognized.

The Company uses a Monte Carlo simulation model to determine the number of shares expected to be earned by Channel Partners based on performance obligations to be satisfied over a defined period which will commence at the launch of a Channel on the Company’s platform. As of June 30, 2017, the Company has estimated that 1,319,000 of Channel Partner Warrants will be earned. The Company recorded in Service Costs a total of $80,000 of stock-based compensation related to Channel Partner warrants in the three and six months ended June 30, 2017.

Other Warrants

In accordance with the Investment Banking Advisory Agreement more fully described in Note 11 Related Parties, Integrated issued warrants to MDB Capital Group, LLC to purchase 1,169,607 shares of Parent common stock. The warrants have an exercise price of $0.20 per share and expire on November 4, 2021. The aggregate intrinsic value of the warrants at June 30, 2017, is $1,520,000.

Common Stock – Private Placement of Common Stock

On April 4, 2017, the Company completed a private placement of its common stock, selling 3,765,000 shares at $1.00 per share, for total gross proceeds of $3,765,000.  In connection with the offering, the Company paid $188,250 and issued 162,000 shares of common stock to MDB Capital Group LLC, which acted as placement agent.  The transaction costs of $446,000, including $201,000 of non-cash expenses, have been recorded as a reduction in paid-in capital.

Stock-based Compensation

The impact on our results of operations of recording stock-based compensation expense for the three months ended June 30, 2017 was as follows:

	Restricted		Channel
	Stock at	Stock	Partner
	Inception	Options	Warrants	Warrants	Total
Service Costs	$-	$-	$80,000	$-	$80,000
Research and development	-	-	-	-	-
General and administrative	269,341	176,016	-	32,335	477,692
	$269,341	$176,016	$80,000	$32,335	$557,692

In addition, during the three months ended June 30, 2017, stock-based compensation totaling $232,622 during the application and development stage was capitalized for website development.

The impact on our results of operations of recording stock-based compensation expense for the six months ended June 30, 2017, was as follows:

	Restricted		Channel
	Stock at	Stock	Partner
	Inception	Options	Warrants	Warrants	Total
Service Costs	$-	$-	$80,000	$-	$80,000
Research and development	-	-	-	-	-
General and administrative	539,994	191,512	-	32,335	763,841
	$539,994	$191,512	$80,000	$32,335	$843,841

In addition, during the six months ended June 30, 2017, stock-based compensation totaling $444,818 during the application and development stage was capitalized for website development.